Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2019
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q19 (CHF million)
Credit guarantees and similar instruments	2,455	893	3,348	3,235		12	1,650
Performance guarantees and similar instruments	5,030	1,967	6,997	6,169		32	2,847
Derivatives [2]	12,160	7,668	19,828	19,828		418	–	[3]
Other guarantees	4,806	1,798	6,604	6,531		62	4,102
Total guarantees	24,451	12,326	36,777	35,763		524	8,599
4Q18 (CHF million)
Credit guarantees and similar instruments	2,228	1,055	3,283	3,194		14	1,748
Performance guarantees and similar instruments	5,008	2,136	7,144	6,278		44	3,153
Derivatives [2]	17,594	6,029	23,623	23,623		919	–	[3]
Other guarantees	4,325	2,562	6,887	6,814		56	4,169
Total guarantees	29,155	11,782	40,937	39,909		1,033	9,070
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Other commitments
Other commitments
end of	2Q19						4Q18
	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,015	167	4,182	4,097		2,926	5,056	182	5,238	5,077		3,651
Irrevocable loan commitments [2]	29,424	93,285	122,709	117,513		61,530	26,882	89,191	116,073	111,967		57,153
Forward reverse repurchase agreements	133	0	133	133		133	31	0	31	31		31
Other commitments	411	124	535	535		0	329	163	492	492		4
Total other commitments	33,983	93,576	127,559	122,278		64,589	32,298	89,536	121,834	117,567		60,839
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 121,484 million and CHF 113,580 million of unused credit limits as of the end of 2Q19 and 4Q18 respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M19 (CHF million)
Credit guarantees and similar instruments	2,455	897	3,352	3,239		12	1,650
Performance guarantees and similar instruments	5,030	1,967	6,997	6,169		32	2,847
Derivatives [2]	12,160	7,668	19,828	19,828		418	–	[3]
Other guarantees	4,806	1,798	6,604	6,531		62	4,102
Total guarantees	24,451	12,330	36,781	35,767		524	8,599
2018 (CHF million)
Credit guarantees and similar instruments	2,229	1,059	3,288	3,199		14	1,752
Performance guarantees and similar instruments	5,008	2,136	7,144	6,278		44	3,153
Derivatives [2]	17,594	6,029	23,623	23,623		919	–	[3]
Other guarantees	4,325	2,562	6,887	6,814		56	4,169
Total guarantees	29,156	11,786	40,942	39,914		1,033	9,074
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.

Other commitments
Other commitments
	6M19							2018
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,015	167	4,182		4,097		2,926	5,056	182	5,238		5,077		3,651
Irrevocable loan commitments	29,424	93,285	122,709	[2]	117,513		61,530	26,882	89,191	116,073	[2]	111,967		57,153
Forward reverse repurchase agreements	133	0	133		133		133	31	0	31		31		31
Other commitments	411	124	535		535		0	329	163	492		492		4
Total other commitments	33,983	93,576	127,559		122,278		64,589	32,298	89,536	121,834		117,567		60,839
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 121,485 million and CHF 113,593 million of unused credit limits as of the end of 6M19 and 2018, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.